Document And Entity Information	Mar. 29, 2023
Document Information [Line Items]
Entity, Registrant Name	BEL FUSE INC /NJ
Document, Type	8-K
Document, Period End Date	Mar. 29, 2023
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	000-11676
Entity, Tax Identification Number	22-1463699
Entity, Address, Address Line One	206 Van Vorst Street
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07302
City Area Code	201
Local Phone Number	432-0463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000729580
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BELFA
Security Exchange Name	NASDAQ
ClassBCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	BELFB
Security Exchange Name	NASDAQ